CONSOLIDATED STATEMENT OF INCOME - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating revenues
Sales of goods	¥ 2,300,470	¥ 1,880,190	¥ 1,977,877
Other operating revenues	59,723	50,721	42,498
Total operating revenues	2,360,193	1,930,911	2,020,375
Operating expenses
Purchased crude oil, products and operating supplies and expenses	(1,770,651)	(1,379,691)	(1,494,046)
Selling, general and administrative expenses	(64,973)	(64,360)	(69,491)
Depreciation, depletion and amortization	(115,310)	(108,425)	(96,460)
Exploration expenses, including dry holes	(11,089)	(11,035)	(10,459)
Personnel expenses	(74,854)	(63,887)	(56,619)
Taxes other than income tax	(235,292)	(232,006)	(236,349)
Other operating (expenses)/ income, net	(16,554)	5,686	(129)
Total operating expenses	(2,288,723)	(1,853,718)	(1,963,553)
Operating income	71,470	77,193	56,822
Finance costs
Interest expense	(7,146)	(9,219)	(8,133)
Interest income	5,254	3,218	3,010
Loss on embedded derivative component of the convertible bonds			(259)
Net foreign currency exchange (loss)/gain	332	(610)	(3,857)
Net finance costs	(1,560)	(6,611)	(9,239)
Investment income	262	263	466
Share of profits less losses from associates and joint ventures	16,525	9,306	8,362
Earnings before income tax	86,697	80,151	56,411
Tax expense	(16,279)	(20,707)	(12,613)
Net income	70,418	59,444	43,798
Attributable to:
Owners of the Company	51,244	46,672	32,512
Non-controlling interests	19,174	12,772	11,286
Net income	¥ 70,418	¥ 59,444	¥ 43,798
Earnings per share:
Basic	¥ 0.42	¥ 0.39	¥ 0.27
Diluted	¥ 0.42	¥ 0.39	¥ 0.27